New Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Pronouncements
12.
New Accounting Pronouncements
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,
which simplifies the accounting for income taxes by removing specific exceptions to the general principles in Topic 740—Income Taxes. This guidance is effective for years beginning after December 15, 2020. The Company adopted this guidance on January 1, 2021 and the impact of the adoption is not material to the Company’s consolidated financial statement
s
.

(21) New Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
 Financial Instruments – Credit Losses (Topic 326
) – Measurement of Credit Losses on Financial Instruments, and additional changes modifications, clarifications, or interpretations related to this guidance thereafter, which require a reporting entity to estimate credit losses on certain types of financial instruments, and present assets held at amortized cost and available-for-sale
debt securities at the amount expected to be collected. The new guidance is effective for annual and interim periods beginning after December 15, 2019. The Company adopted this guidance on January 1, 2020 and the impact of the adoption was not material to the Company’s consolidated financial statements. As of December 31, 2020, our allowance for credit losses considered the current and future impacts caused by the
COVID-19
pandemic, based on available information to date. The Company will continue to actively monitor the impact of
COVID-19
on expected credit losses.